Interest expense - Cash and Payment-In-Kind Interest (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Nov. 01, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 02, 2018
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities		$ (237)
Total debt principal		7,086		$ 7,086
Secured Debt | Secured credit facilities and unsecured bonds
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities		(162)		(185)
Less: adequate protection payments		0
Total debt principal		5,662		5,662
Secured Debt | New Secured Notes
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities	$ (5)	(50)
Stated interest rate, cash portion (as a percent)			4.00%				4.00%
Stated interest rate, paid-in-kind portion (as a percent)			8.00%				8.00%
Total debt principal		769		769
Secured Debt | Credit facilities contained within variable interest entities
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities		(25)
Total debt principal		655		655
Secured Debt | Credit facilities contained within variable interest entities | Ship Finance subsidiaries
Debt Instrument [Line Items]
Total debt principal		$ 1,000		$ 1,000
Predecessor
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities			$ (37)		$ (286)	$ (408)
Total debt principal					8,701
Predecessor | Secured Debt | Secured credit facilities and unsecured bonds
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities			(116)		(320)	(360)
Less: adequate protection payments			104		81	0
Total debt principal					5,581
Predecessor | Secured Debt | New Secured Notes
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities			0		0	0
Total debt principal					0
Predecessor | Secured Debt | Credit facilities contained within variable interest entities
Debt Instrument [Line Items]
Cash and payment-in-kind interest on debt facilities			$ (25)		(47)	$ (48)
Total debt principal					$ 786